Balanced Portfolio
Schedule of Investments (unaudited)
As of September 30, 2020
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio's Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (64.8%)
Communication Services (7.3%)
*	Alphabet Inc. Class A	79,726	116,846
*	Facebook Inc. Class A	263,195	68,931
	Comcast Corp. Class A	950,798	43,984
			229,761
Consumer Discretionary (7.0%)
	McDonald's Corp.	371,860	81,620
	Home Depot Inc.	182,666	50,728
	TJX Cos. Inc.	821,329	45,707
*	Alibaba Group Holding Ltd. ADR	130,729	38,432
	Dollar General Corp.	24,231	5,079
			221,566
Consumer Staples (6.0%)
	Procter & Gamble Co.	396,184	55,066
	Nestle SA (Registered)	356,409	42,417
	Coca-Cola Co.	859,100	42,414
	Sysco Corp.	527,610	32,828
	Diageo plc	477,317	16,395
			189,120
Energy (1.2%)
	TOTAL SE	939,772	32,274
	BP plc	1,642,176	4,749
			37,023
Financials (8.3%)
	JPMorgan Chase & Co.	493,026	47,464
	Charles Schwab Corp.	1,120,786	40,606
	Bank of America Corp.	1,642,968	39,579
	Progressive Corp.	412,264	39,029
	BlackRock Inc.	63,461	35,763
	American Express Co.	219,775	22,032
	Blackstone Group Inc. Class A	408,676	21,333
	Prudential plc	1,264,782	18,148
			263,954
Health Care (10.0%)
	Pfizer Inc.	1,290,379	47,357
	Becton Dickinson and Co.	180,709	42,047
	UnitedHealth Group Inc.	124,051	38,675
	Abbott Laboratories	341,633	37,180
	Novartis AG (Registered)	396,702	34,444
	AstraZeneca plc ADR	623,175	34,150
	HCA Healthcare Inc.	175,251	21,850
	Anthem Inc.	80,889	21,726

				Shares	Market Value ($000)
	Humana Inc.			49,511	20,492
	Danaher Corp.			79,627	17,146
					315,067
Industrials (6.8%)
	Deere & Co.			135,931	30,126
	Union Pacific Corp.			146,487	28,839
	Lockheed Martin Corp.			65,425	25,076
	Northrop Grumman Corp.			76,789	24,226
	Trane Technologies plc			187,872	22,780
	Fortive Corp.			275,375	20,986
	Schneider Electric SE			154,812	19,243
	Raytheon Technologies Corp.			287,363	16,535
	United Parcel Service Inc. Class B			88,128	14,685
	Vinci SA			156,485	13,075
					215,571
Information Technology (14.7%)
	Microsoft Corp.			744,362	156,562
	Apple Inc.			982,033	113,729
	Texas Instruments Inc.			290,722	41,512
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR			507,675	41,157
	Global Payments Inc.			196,169	34,836
	Cisco Systems Inc.			536,720	21,142
	Accenture plc Class A			71,341	16,123
	Lam Research Corp.			34,376	11,404
	KLA Corp.			58,538	11,341
*	salesforce.com Inc.			41,700	10,480
	Intel Corp.			113,235	5,863
					464,149
Real Estate (1.0%)
	American Tower Corp.			137,133	33,149
Utilities (2.5%)
	Duke Energy Corp.			378,837	33,550
	Exelon Corp.			854,685	30,563
	Dominion Energy Inc.			176,369	13,921
					78,034
Total Common Stocks (Cost $1,571,283)					2,047,394
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (4.3%)
U.S. Government Securities (3.4%)
	U.S. Treasury Note/Bond	2.500%	03/31/23	7,915	8,380
	U.S. Treasury Note/Bond	0.125%	05/15/23	3,005	3,003
	U.S. Treasury Note/Bond	2.625%	06/30/23	6,650	7,101
[1]	U.S. Treasury Note/Bond	2.875%	10/31/23	5,600	6,065
	U.S. Treasury Note/Bond	2.625%	12/31/23	6,400	6,907
	U.S. Treasury Note/Bond	1.750%	06/30/24	12,675	13,408
	U.S. Treasury Note/Bond	1.500%	10/31/24	4,100	4,313
	U.S. Treasury Note/Bond	1.125%	02/28/25	6,395	6,644
	U.S. Treasury Note/Bond	0.250%	05/31/25	13,400	13,396
	U.S. Treasury Note/Bond	0.250%	07/31/25	5,500	5,495
	U.S. Treasury Note/Bond	0.250%	08/31/25	4,500	4,495
	U.S. Treasury Note/Bond	2.375%	05/15/29	330	380
	U.S. Treasury Note/Bond	0.625%	05/15/30	8,600	8,569

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	U.S. Treasury Note/Bond	1.125%	08/15/40	6,050	5,937
	U.S. Treasury Note/Bond	3.125%	08/15/44	1,740	2,368
	U.S. Treasury Note/Bond	2.250%	08/15/46	88	103
	U.S. Treasury Note/Bond	2.250%	08/15/49	10	12
[1]	U.S. Treasury Note/Bond	2.000%	02/15/50	3,396	3,841
	U.S. Treasury Note/Bond	1.250%	05/15/50	1,864	1,766
	U.S. Treasury Note/Bond	1.375%	08/15/50	4,550	4,452
					106,635
Conventional Mortgage-Backed Securities (0.4%)
[2]	Fannie Mae Pool	2.780%	06/1/26	1,025	1,126
[2]	Fannie Mae Pool	3.070%	02/1/25	500	544
[2]	Freddie Mac Gold Pool	4.000%	09/1/41	3	4
	Ginnie Mae I Pool	7.000%	11/15/31 - 11/15/33	7	64
	Ginnie Mae I Pool	8.000%	9/15/30	3	48
[2,3]	UMBS Pool	2.000%	10/19/35 - 11/15/50	6,800	9,441
[2]	UMBS Pool	2.500%	4/1/37 - 4/1/38	549	1,632
					12,859
Nonconventional Mortgage-Backed Securities (0.5%)
[2,4]	Fannie Mae REMICS	2.000%	06/25/44	132	135
[2]	Fannie Mae REMICS	3.000%	02/25/49	87	90
[2,4]	Fannie Mae REMICS	3.500%	4/25/31 - 5/25/49	175	607
[2,4]	Fannie Mae REMICS Class AB Series 2019-15	3.500%	05/25/53	1,044	1,150
[2,4]	Fannie Mae REMICS Class AH Series 2017-35	3.500%	04/25/53	304	311
[2,4]	Fannie Mae REMICS Class BA Series 2018-72	3.500%	07/25/54	229	236
[2,4]	Fannie Mae REMICS Class BA Series 2019-22	3.500%	12/25/58	588	648
[2,4]	Fannie Mae REMICS Class BD Series 2019-21	3.000%	09/25/57	971	1,012
[2,4]	Fannie Mae REMICS Class BP Series 2013-77	1.700%	06/25/43	121	123
[2,4]	Fannie Mae REMICS Class CA Series 2019-14	3.500%	04/25/49	908	1,000
[2,4]	Fannie Mae REMICS Class CA Series 2019-7	3.500%	11/25/57	851	912
[2,4]	Fannie Mae REMICS Class GD Series 2018-80	3.500%	12/25/47	238	247
[2,4]	Fannie Mae REMICS Class GE Series 2019-41	3.000%	03/25/53	1,646	1,696
[2,4]	Fannie Mae REMICS Class HA Series 2018-70	3.500%	10/25/56	366	384
[2,4]	Fannie Mae REMICS Class HA Series 2019-12	3.500%	11/25/57	1,894	2,013
[2,4]	Fannie Mae REMICS Class JA Series 2017-49	4.000%	07/25/53	228	237
[2,4]	Fannie Mae REMICS Class JA Series 2019-28	3.500%	06/25/59	1,307	1,418
[2,4]	Fannie Mae REMICS Class KA Series 2017-84	3.500%	04/25/53	192	198
[2,4]	Fannie Mae REMICS Class PA Series 2018-77	3.500%	02/25/48	398	419
[2,4]	Fannie Mae REMICS Class PD Series 2012-128	1.500%	06/25/42	447	453
[2,4]	Fannie Mae REMICS Class QB Series 2011-36	4.000%	05/25/31	245	269
[2,4]	Fannie Mae REMICS Class XP Series 2013-43	1.500%	08/25/41	167	169

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	Freddie Mac REMICS	3.000%	12/15/39	140	143
[2,4]	Freddie Mac REMICS	3.500%	03/15/31	97	105
[2,4]	Freddie Mac REMICS	4.000%	12/15/30 - 4/15/31	70	2,093
[4]	Government National Mortgage Association Class BA Series 2015-151	1.700%	10/20/45	232	235
[4]	Government National Mortgage Association Class TG Series 2015-119	1.800%	05/20/41	240	244
					16,547
Total U.S. Government and Agency Obligations (Cost $131,523)					136,041
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
[4,5]	Aaset Trust Class A Series 2019-1	3.844%	05/15/39	399	372
[4,5]	American Tower Trust #1 Class 2A Series 13	3.070%	03/15/48	1,100	1,123
[4]	AmeriCredit Automobile Receivables Trust Class C Series 2016-3	2.240%	04/8/22	120	121
[4,5,6]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/49	348	352
[4,5,6]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/59	831	847
[4,5,6]	Angel Oak Mortgage Trust I LLC Class A1 Series 2019-2	3.628%	03/25/49	177	181
[4,5,6]	Angel Oak Mortgage Trust I LLC Class A1 Series 2019-4	2.993%	07/26/49	603	614
[5,6]	Ares XXIX CLO Ltd. Class A1R Series 2014-1A	1.463%	04/17/26	63	63
[5,6]	Atlas Senior Loan Fund X Ltd Class A Series 2018-10A, 3M USD LIBOR + 1.090%	1.365%	01/15/31	246	243
[5,6]	Avery Point IV CLO Ltd. Class AR Series 2014-1A, 3M USD LIBOR + 1.100%	1.345%	04/25/26	234	234
[4,5]	Canadian Pacer Auto Receivables Trust Class A3 Series 2018-2A	3.270%	12/19/22	117	118
[4,5]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	04/15/39	744	688
[4,5]	Chesapeake Funding II LLC Class A1 Series 2017-A1	1.990%	05/15/29	28	28
[4,5]	Chesapeake Funding II LLC Class A1 Series 2018-1A	3.040%	04/15/30	495	503
[4,5]	Chesapeake Funding II LLC Class A1 Series 2018-3A	3.390%	01/15/31	553	569
[4,5,6]	Cloud Pass-Through Trust Class CLOU Series 2019-1A	3.554%	12/5/22	485	492
[4,5,6]	COLT Mortgage Loan Trust Class A1 Series 2019-2	3.337%	05/25/49	257	259
[4,5,6]	COLT Mortgage Loan Trust Class A1 Series 2020-1, 3M USD LIBOR + 1.150%	2.488%	02/25/50	479	484
[5,6]	Columbia Cent CLO 27 Ltd. Class A1 Series 2018-27A, 3M USD LIBOR + 1.150%	1.395%	10/25/28	550	548
[4]	COMM Mortgage Trust Class A4 Series 2012-CR2	3.147%	08/15/45	480	495
[4,5]	DB Master Finance LLC Class A2I Series 2019-1A	3.787%	05/20/49	450	463
[4,5]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	05/20/49	401	424
[4,5,6]	Deephave Residential Mortgage Trust Class A1 Series 2019-2A	3.558%	04/25/59	255	257
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2018-1	2.870%	10/20/23	190	191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2018-3	3.380%	05/20/24	269	274
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2019-1	2.980%	10/20/24	480	488
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2019-2	2.290%	02/20/25	795	808
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2019-3	2.060%	05/20/25	603	612
[4,5]	Enterprise Fleet Financing LLC Class A3 Series 2018-A3	3.100%	10/20/23	270	274
[4,5]	Evergreen Credit Card Trust Class A Series 2018-1	2.950%	03/15/23	1,070	1,082
[4,5]	Exeter Automobile Receivables Trust Class A Series 2019-3A	2.590%	09/15/22	57	57
[4,5]	Exeter Automobile Receivables Trust Class A Series 2019-4A	2.180%	01/17/23	156	157
[2,4,6]	Fannie Mae Connecticut Avenue Securities, 1M USD LIBOR + 5.900%	6.048%	10/25/28	167	178
[4]	Ford Credit Floorplan Master Owner Trust A Class A Series 2019-4	2.440%	09/15/26	370	393
[2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.610%	01/25/26	525	569
[2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2	2.282%	07/25/26	885	954
[4,5]	Hertz Fleet Lease Funding LP Class A2 Series 2019-1	2.700%	01/10/33	727	737
[4,5]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	07/15/39	316	295
[4,5]	Horizon Aircraft Finance III Ltd. Class A Series 2019-1	3.425%	11/15/39	314	288
[4,5]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/39	362	329
[5,6]	Madison Park Funding XII Ltd. Class AR Series 2014-12A, 3M USD LIBOR + 1.260%	1.532%	07/20/26	180	180
[5,6]	Madison Park Funding XIII Ltd. Class AR2 Series 2014-13A, 3M USD LIBOR + 0.950%	1.222%	04/19/30	930	921
[4,5]	MAPS Ltd. Class A Series 2019-1A	4.458%	03/15/44	220	204
[4,5,6]	Master Credit Card Trust II Class A Series 2018-1, 1M USD LIBOR + 0.490%	0.646%	07/21/24	1,000	995
[4,5]	OneMain Direct Auto Receivables Trust Class A Series Series 2018-1A	3.430%	12/16/24	921	933
[4,5]	OneMain Financial Issuance Trust Class A Series 2019-1A	3.480%	02/14/31	1,000	1,026
[4,5]	OneMain Financial Issuance Trust Class A1 Series 2017-1A	2.370%	09/14/32	85	86
[4,5]	Santander Retail Auto Lease Trust Class A2 Series 2019-A	2.720%	01/20/22	287	288
[4,5]	Santander Retail Auto Lease Trust Class A3 Series 2019-B	2.300%	01/20/23	345	353
[2,4]	Seasoned Credit Risk Transfer Trust Class MA Series 2018-4	3.500%	03/25/58	657	705
[2,4]	Seasoned Credit Risk Transfer Trust Class MA Series 2019-1	3.500%	07/25/58	945	1,017
[2,4]	Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/58	1,470	1,589
[4,5]	Securitized Term Auto Receivables Trust Class A3 Series 2018-2A	3.325%	08/25/22	351	355
[5,6]	Seneca Park CLO Ltd. Class AR Series 2014-1, 3M USD LIBOR + 1.120%	1.393%	07/17/26	59	59

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5,6]	SFAVE Commercial Mortgage Securities Trust Class A2B Series 2015-5AVE	4.144%	01/5/43	700	672
[4,5]	SoFi Consumer Loan Program Trust Class A Series 2018-4	3.540%	11/26/27	139	140
[4,5]	SoFi Consumer Loan Program Trust Class A Series 2019-1	3.240%	02/25/28	232	235
[4,5]	SoFi Consumer Loan Program Trust Class A Series 2020-1	2.020%	01/25/29	431	435
[4,5]	Springleaf Funding Trust Class A Series 2015-BA	3.480%	05/15/28	350	350
[4,5]	Start III LTD Class A Series 2019-2 Class A	3.536%	11/15/44	30	27
[4,5]	START Ireland Class A Series 2019-1	4.089%	03/15/44	383	356
[5,6]	Symphony CLO XIV Ltd Class AR Series 2014-14A, 3M USD LIBOR + 0.950%	1.218%	07/14/26	921	917
[5,6]	Thacher Park CLO Ltd Class AR Series 2014-1A, 3M USD LIBOR + 1.160%	1.432%	10/20/26	126	126
[4,5,6]	Towd Point Mortgage Trust Class A1 Series 2016-3	2.250%	04/25/56	27	27
[4,5]	Trillium Credit Card Trust II Class A Series 2019-2A	3.038%	01/26/24	600	605
[4,5]	Vantage Data Centers Issuer LLC Class A2 Series 2018-1A	4.072%	02/16/43	477	494
[4,5]	Vantage Data Centers Issuer LLC Class A2 Series 2019-1A	3.188%	07/15/44	267	272
[4,5]	Vantage Data Centers LLC Class A2 Series 2020-1A Class A2	1.645%	09/15/45	855	855
[4,5,6]	Verus Securitization Trust Class A1 Series 2019-2 Series 2019-2	3.211%	05/25/59	292	299
[5,6]	Voya CLO Ltd. Class AAR2 Series 2014-1A, 3M USD LIBOR + 0.990%	1.262%	04/18/31	511	503
[4,5]	Westlake Automobile Receivables Trust Class A2 Series 2019-3A	2.150%	02/15/23	307	309
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $32,243)					32,497
Corporate Bonds (24.3%)
Communications (2.0%)
	America Movil SAB de CV	3.125%	07/16/22	1,880	1,957
	America Movil SAB de CV	3.625%	04/22/29	780	889
	America Movil SAB de CV	6.125%	03/30/40	390	564
	AT&T Inc.	2.750%	06/1/31	1,305	1,372
	AT&T Inc.	3.650%	06/1/51	162	162
	AT&T Inc.	3.850%	06/1/60	598	611
[5]	British Telecommunications plc	3.250%	11/8/29	905	972
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	04/1/51	385	378
	Comcast Corp.	3.600%	03/1/24	2,900	3,190
	Comcast Corp.	3.375%	02/15/25	70	77
	Comcast Corp.	2.350%	01/15/27	540	580
	Comcast Corp.	4.250%	01/15/33	1,032	1,282
	Comcast Corp.	4.200%	08/15/34	730	908
	Comcast Corp.	5.650%	06/15/35	110	156
	Comcast Corp.	4.400%	08/15/35	877	1,107
	Comcast Corp.	6.500%	11/15/35	115	174
	Comcast Corp.	6.400%	05/15/38	27	41
	Comcast Corp.	4.600%	10/15/38	1,335	1,698
	Comcast Corp.	4.650%	07/15/42	1,290	1,667
	Comcast Corp.	4.500%	01/15/43	500	634
	Comcast Corp.	4.750%	03/1/44	876	1,145

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	4.600%	08/15/45	1,198	1,538
	Comcast Corp.	3.969%	11/1/47	252	299
	Comcast Corp.	4.000%	03/1/48	345	418
	Comcast Corp.	4.700%	10/15/48	1,390	1,839
	Comcast Corp.	3.999%	11/1/49	602	730
	Comcast Corp.	4.049%	11/1/52	187	228
	Comcast Corp.	4.950%	10/15/58	1,020	1,452
	Comcast Corp.	2.650%	08/15/62	615	576
[5]	Cox Communications Inc.	3.250%	12/15/22	795	837
[5]	Cox Communications Inc.	2.950%	06/30/23	145	153
[5]	Cox Communications Inc.	3.150%	08/15/24	181	195
[5]	Cox Communications Inc.	4.800%	02/1/35	1,540	1,943
[5]	Cox Communications Inc.	6.450%	12/1/36	45	63
[5]	Cox Communications Inc.	4.600%	08/15/47	125	156
[5]	Deutsche Telekom International Finance BV	3.600%	01/19/27	300	335
[5]	Deutsche Telekom International Finance BV	4.375%	06/21/28	671	793
	NBCUniversal Media LLC	4.450%	01/15/43	309	392
	Orange SA	4.125%	09/14/21	1,740	1,800
	Orange SA	9.000%	03/1/31	530	860
[5]	SK Telecom Co. Ltd.	3.750%	04/16/23	385	412
[5]	Sky Ltd.	3.750%	09/16/24	1,435	1,603
[5]	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC	4.738%	09/20/29	1,300	1,410
	Telefonica Emisiones SA	5.213%	03/8/47	800	948
	Telefonica Emisiones SA	5.520%	03/1/49	1,055	1,302
[5]	Tencent Holdings Ltd.	3.575%	04/11/26	200	222
[5]	Tencent Holdings Ltd.	3.595%	01/19/28	2,495	2,742
[5]	Tencent Holdings Ltd.	3.975%	04/11/29	925	1,050
	Time Warner Entertainment Co. LP	8.375%	03/15/23	95	112
[5]	T-Mobile USA Inc.	2.050%	02/15/28	900	921
[5]	T-Mobile USA Inc.	3.875%	04/15/30	710	808
	Verizon Communications Inc.	4.329%	09/21/28	675	819
	Verizon Communications Inc.	4.812%	03/15/39	2,406	3,152
	Verizon Communications Inc.	4.750%	11/1/41	290	387
	Verizon Communications Inc.	4.862%	08/21/46	1,151	1,565
	Verizon Communications Inc.	5.012%	04/15/49	702	1,011
	Verizon Communications Inc.	4.672%	03/15/55	274	381
	ViacomCBS Inc.	3.700%	06/1/28	440	489
	Vodafone Group plc	5.000%	05/30/38	50	62
	Vodafone Group plc	5.250%	05/30/48	1,260	1,624
	Walt Disney Co.	3.000%	09/15/22	245	257
	Walt Disney Co.	2.000%	09/1/29	2,600	2,686
	Walt Disney Co.	2.650%	01/13/31	170	183
	Walt Disney Co.	3.500%	05/13/40	1,490	1,684
	Walt Disney Co.	2.750%	09/1/49	560	542
	Walt Disney Co.	3.600%	01/13/51	805	907
	Walt Disney Co.	3.800%	05/13/60	930	1,071
					62,521
Consumer Discretionary (1.2%)
	Alibaba Group Holding Ltd.	3.600%	11/28/24	1,065	1,168
	Alibaba Group Holding Ltd.	3.400%	12/6/27	3,470	3,888
	Amazon.com Inc.	2.500%	11/29/22	350	365
	Amazon.com Inc.	2.800%	08/22/24	345	374
	Amazon.com Inc.	4.800%	12/5/34	995	1,370
	Amazon.com Inc.	4.950%	12/5/44	580	823

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	4.250%	08/22/57	1,335	1,817
	AutoZone Inc.	3.700%	04/15/22	1,371	1,429
[5]	BMW U.S. Capital LLC	2.000%	04/11/21	585	589
[5]	BMW U.S. Capital LLC	2.250%	09/15/23	2,500	2,600
[5]	Daimler Finance North America LLC	2.300%	02/12/21	945	951
[5]	Daimler Finance North America LLC	3.250%	08/1/24	160	173
	Duke University	2.682%	10/1/44	200	209
	Duke University	2.832%	10/1/55	775	843
	Emory University	2.143%	09/1/30	770	814
[5]	ERAC USA Finance LLC	4.500%	08/16/21	325	336
[5]	ERAC USA Finance LLC	3.300%	10/15/22	40	42
[5]	ERAC USA Finance LLC	7.000%	10/15/37	1,150	1,625
[5]	ERAC USA Finance LLC	5.625%	03/15/42	340	432
	General Motors Financial Co. Inc.	3.550%	04/9/21	455	461
	General Motors Financial Co. Inc.	3.950%	04/13/24	1,570	1,657
	Georgetown University	4.315%	04/1/49	150	192
	Georgetown University	2.943%	04/1/50	295	296
	Home Depot Inc.	3.900%	12/6/28	290	346
	Home Depot Inc.	3.300%	04/15/40	825	936
	Home Depot Inc.	4.400%	03/15/45	780	1,007
	Home Depot Inc.	4.500%	12/6/48	345	460
[5,6]	Hyundai Capital America, 3M USD LIBOR + 0.940%	1.217%	07/8/21	1,400	1,398
	Johns Hopkins University	4.083%	07/1/53	425	564
	Johns Hopkins University	2.813%	01/1/60	180	191
	Leland Stanford Junior University	2.413%	06/1/50	280	290
	Lowe's Cos. Inc.	3.100%	05/3/27	1,300	1,448
	Lowe's Cos. Inc.	6.500%	03/15/29	334	450
	Lowe's Cos. Inc.	4.550%	04/5/49	1,140	1,460
	McDonald's Corp.	2.625%	01/15/22	195	200
	McDonald's Corp.	3.250%	06/10/24	140	153
	McDonald's Corp.	4.875%	12/9/45	1,160	1,501
	McDonald's Corp.	3.625%	09/1/49	470	523
	Northeastern University	2.894%	10/1/50	225	235
	President and Fellows of Harvard College	2.517%	10/15/50	520	537
	Starbucks Corp.	4.500%	11/15/48	1,471	1,777
	University of Chicago	2.761%	04/1/45	165	169
	VF Corp.	2.800%	04/23/27	595	644
	VF Corp.	2.950%	04/23/30	1,320	1,435
	Yale University	1.482%	04/15/30	431	437
	Yale University	2.402%	04/15/50	480	493
					39,108
Consumer Staples (1.4%)
[5]	Alimentation Couche-Tard Inc.	3.550%	07/26/27	2,450	2,741
	Altria Group Inc.	2.850%	08/9/22	455	473
	Altria Group Inc.	5.800%	02/14/39	770	978
	Altria Group Inc.	4.500%	05/2/43	245	273
	Altria Group Inc.	3.875%	09/16/46	625	639
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	02/1/36	1,290	1,549
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	02/1/46	1,940	2,405
	Anheuser-Busch InBev Worldwide Inc.	3.750%	07/15/42	520	552
	Anheuser-Busch InBev Worldwide Inc.	4.600%	04/15/48	395	475
	Archer-Daniels-Midland Co.	4.500%	03/15/49	970	1,356
	BAT Capital Corp.	3.557%	08/15/27	1,875	2,026
[5]	BAT International Finance plc	3.250%	06/7/22	1,480	1,541
[5]	BAT International Finance plc	3.500%	06/15/22	235	246

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Cargill Inc.	4.307%	05/14/21	2,092	2,145
[5]	Cargill Inc.	6.875%	05/1/28	645	850
[5]	Cargill Inc.	2.125%	04/23/30	225	235
[5]	Cargill Inc.	4.760%	11/23/45	635	850
[5]	CK Hutchison International 20 Ltd.	3.375%	05/8/50	560	623
	Colgate Palmolive Co.	7.600%	05/19/25	480	621
	Conagra Brands Inc.	4.600%	11/1/25	220	256
	Conagra Brands Inc.	5.300%	11/1/38	300	386
	Constellation Brands Inc.	2.700%	05/9/22	65	67
	Constellation Brands Inc.	3.750%	05/1/50	105	117
[5]	Danone SA	2.947%	11/2/26	735	810
	Diageo Capital plc	2.625%	04/29/23	1,230	1,290
	Diageo Capital plc	2.375%	10/24/29	580	618
	Diageo Capital plc	2.000%	04/29/30	265	273
	Diageo Investment Corp.	2.875%	05/11/22	525	545
	Estee Lauder Cos. Inc.	2.375%	12/1/29	370	398
[5]	Imperial Brands Finance plc	3.750%	07/21/22	1,680	1,753
	Kroger Co.	3.850%	08/1/23	270	293
	Kroger Co.	4.000%	02/1/24	540	595
	McCormick & Co. Inc.	2.500%	04/15/30	135	144
	Molson Coors Beverage Co.	3.500%	05/1/22	690	719
	Molson Coors Beverage Co.	3.000%	07/15/26	1,800	1,920
	PepsiCo Inc.	2.375%	10/6/26	1,945	2,115
	PepsiCo Inc.	4.000%	03/5/42	845	1,060
	PepsiCo Inc.	3.450%	10/6/46	1,215	1,405
	Philip Morris International Inc.	4.125%	05/17/21	1,025	1,049
	Philip Morris International Inc.	2.500%	08/22/22	575	597
	Philip Morris International Inc.	2.625%	03/6/23	1,150	1,208
	Philip Morris International Inc.	3.600%	11/15/23	620	676
	Philip Morris International Inc.	3.375%	08/11/25	424	471
	Philip Morris International Inc.	4.875%	11/15/43	145	186
	Procter & Gamble Co.	9.360%	01/1/21	122	124
[5]	Sigma Alimentos SA de CV	4.125%	05/2/26	510	542
	Unilever Capital Corp.	4.250%	02/10/21	2,805	2,842
	Walmart Inc.	3.550%	06/26/25	1,605	1,812
	Walmart Inc.	3.625%	12/15/47	380	467
					45,316
Energy (1.4%)
[5]	BG Energy Capital plc	4.000%	10/15/21	555	574
	BP Capital Markets America Inc.	4.500%	10/1/20	400	400
	BP Capital Markets America Inc.	3.245%	05/6/22	650	679
	BP Capital Markets America Inc.	1.749%	08/10/30	345	344
	BP Capital Markets plc	3.062%	03/17/22	1,100	1,141
	BP Capital Markets plc	2.500%	11/6/22	500	520
	BP Capital Markets plc	3.994%	09/26/23	420	461
	BP Capital Markets plc	3.814%	02/10/24	1,700	1,865
	BP Capital Markets plc	3.506%	03/17/25	1,280	1,424
	Chevron Corp.	3.191%	06/24/23	1,235	1,321
	Cimarex Energy Co.	4.375%	06/1/24	927	992
	ConocoPhillips Co.	4.950%	03/15/26	115	137
	Energy Transfer Operating LP	5.250%	04/15/29	1,375	1,476
	Energy Transfer Operating LP	5.300%	04/15/47	155	144
	Energy Transfer Operating LP	5.000%	05/15/50	425	391
	Enterprise Products Operating LLC	4.250%	02/15/48	730	767
	Enterprise Products Operating LLC	3.700%	01/31/51	170	167
	Equinor ASA	2.900%	11/8/20	1,410	1,414
	Equinor ASA	2.750%	11/10/21	850	871
	Equinor ASA	2.450%	01/17/23	382	399

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Equinor ASA	2.650%	01/15/24	360	383
	Equinor ASA	3.700%	03/1/24	640	705
	Equinor ASA	3.250%	11/10/24	655	721
	Equinor ASA	2.875%	04/6/25	140	152
	Equinor ASA	3.125%	04/6/30	2,350	2,626
	Equinor ASA	2.375%	05/22/30	335	354
	Exxon Mobil Corp.	2.726%	03/1/23	320	337
	Exxon Mobil Corp.	3.043%	03/1/26	225	248
	Exxon Mobil Corp.	2.275%	08/16/26	1,070	1,144
	Exxon Mobil Corp.	2.440%	08/16/29	735	788
	Exxon Mobil Corp.	2.610%	10/15/30	1,055	1,135
	Exxon Mobil Corp.	4.114%	03/1/46	320	377
	Occidental Petroleum Corp.	2.700%	02/15/23	226	207
	Phillips 66 Partners LP	3.750%	03/1/28	1,525	1,589
[5]	Saudi Arabian Oil Co.	3.500%	04/16/29	630	691
[5]	Schlumberger Holdings Corp.	3.900%	05/17/28	807	860
[5]	Schlumberger Investment SA	2.400%	08/1/22	630	647
	Schlumberger Investment SA	3.650%	12/1/23	1,120	1,209
	Shell International Finance BV	4.125%	05/11/35	1,130	1,353
	Shell International Finance BV	5.500%	03/25/40	345	479
	Shell International Finance BV	4.375%	05/11/45	2,500	3,049
[5]	Sinopec Group Overseas Development 2015 Ltd.	3.250%	04/28/25	1,615	1,745
[5]	Sinopec Group Overseas Development 2017 Ltd.	3.000%	04/12/22	850	874
	Suncor Energy Inc.	5.950%	12/1/34	500	619
	Sunoco Logistics Partners Operations LP	5.350%	05/15/45	90	84
	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	20	19
	Total Capital International SA	2.700%	01/25/23	885	930
	Total Capital International SA	3.750%	04/10/24	1,400	1,546
	TransCanada PipeLines Ltd.	3.800%	10/1/20	1,220	1,220
	TransCanada PipeLines Ltd.	4.875%	01/15/26	1,255	1,474
	TransCanada PipeLines Ltd.	4.100%	04/15/30	415	478
					43,530
Financials (8.3%)
[5]	AIA Group Ltd.	3.600%	04/9/29	1,475	1,664
[5]	AIA Group Ltd.	3.375%	04/7/30	370	414
	American Express Credit Corp.	2.700%	03/3/22	1,505	1,550
	American International Group Inc.	4.250%	03/15/29	1,040	1,220
	American International Group Inc.	4.500%	07/16/44	200	235
	American International Group Inc.	4.750%	04/1/48	135	165
	Banco Santander SA	3.125%	02/23/23	800	838
	Banco Santander SA	3.848%	04/12/23	400	427
	Bank of America Corp.	3.300%	01/11/23	120	127
	Bank of America Corp.	2.816%	07/21/23	1,645	1,709
	Bank of America Corp.	4.000%	01/22/25	875	974
	Bank of America Corp.	3.559%	04/23/27	2,450	2,736
	Bank of America Corp.	3.593%	07/21/28	1,025	1,147
	Bank of America Corp.	3.419%	12/20/28	512	570
	Bank of America Corp.	4.271%	07/23/29	4,780	5,602
	Bank of America Corp.	3.974%	02/7/30	1,895	2,194
	Bank of America Corp.	3.194%	07/23/30	1,055	1,166
	Bank of America Corp.	2.496%	02/13/31	1,495	1,560
	Bank of America Corp.	5.875%	02/7/42	260	381
	Bank of America Corp.	5.000%	01/21/44	1,000	1,383
	Bank of America Corp.	4.330%	03/15/50	2,235	2,828
	Bank of Montreal	3.100%	04/13/21	1,290	1,309
[5]	Bank of Montreal	2.500%	01/11/22	1,700	1,746

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of New York Mellon Corp.	2.200%	08/16/23	460	482
	Bank of New York Mellon Corp.	3.000%	02/24/25	720	792
[6]	Bank of New York Mellon Corp., 3M USD LIBOR + 1.050%	1.318%	10/30/23	1,145	1,162
	Bank of Nova Scotia	2.800%	07/21/21	750	765
	Bank of Nova Scotia	2.700%	08/3/26	1,825	1,997
[5]	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	1,200	1,201
	Barclays Bank plc	5.140%	10/14/20	160	160
	Barclays plc	3.932%	05/7/25	1,565	1,675
[6]	Barclays plc, 3M USD LIBOR + 1.380%	1.660%	05/16/24	1,005	1,010
	Berkshire Hathaway Inc.	3.125%	03/15/26	715	796
[5]	BNP Paribas SA	2.950%	05/23/22	200	207
	BNP Paribas SA	3.250%	03/3/23	190	202
[5]	BNP Paribas SA	3.800%	01/10/24	1,170	1,265
[5]	BNP Paribas SA	3.375%	01/9/25	1,775	1,923
[5]	BNP Paribas SA	2.819%	11/19/25	1,335	1,408
[5]	BNP Paribas SA	3.500%	11/16/27	2,050	2,272
[5]	BPCE SA	5.700%	10/22/23	270	302
	BPCE SA	4.000%	04/15/24	775	858
[5]	BPCE SA	5.150%	07/21/24	1,260	1,408
[5]	BPCE SA	3.500%	10/23/27	1,780	1,960
[5]	BPCE SA	2.700%	10/1/29	1,450	1,557
[6]	Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.720%	0.957%	06/16/22	1,565	1,578
	Capital One Financial Corp.	4.750%	07/15/21	400	413
	Capital One Financial Corp.	3.750%	04/24/24	1,305	1,421
	Capital One Financial Corp.	3.200%	02/5/25	760	820
	Charles Schwab Corp.	3.200%	03/2/27	545	610
	Chubb INA Holdings Inc.	2.300%	11/3/20	170	170
	Chubb INA Holdings Inc.	3.350%	05/15/24	555	609
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	1,046
	Citigroup Inc.	4.500%	01/14/22	1,975	2,076
	Citigroup Inc.	3.520%	10/27/28	1,975	2,194
	Citigroup Inc.	6.625%	06/15/32	2,000	2,777
	Citigroup Inc.	3.878%	01/24/39	1,025	1,208
	Comerica Bank	2.500%	07/23/24	790	840
[5]	Credit Agricole SA	3.750%	04/24/23	1,160	1,244
[5]	Credit Agricole SA	3.250%	10/4/24	2,390	2,574
	Credit Suisse AG	3.000%	10/29/21	735	756
	Credit Suisse AG	3.625%	09/9/24	250	276
[5]	Credit Suisse Group AG	3.574%	01/9/23	550	568
[5]	Credit Suisse Group AG	4.207%	06/12/24	340	368
[5]	Credit Suisse Group AG	2.593%	09/11/25	520	542
[5]	Credit Suisse Group AG	3.869%	01/12/29	305	340
[5,6]	Credit Suisse Group AG, 3M USD LIBOR + 1.240%	1.489%	06/12/24	690	696
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	09/15/22	1,335	1,390
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	03/26/25	3,470	3,844
[5]	Danske Bank A/S	2.000%	09/8/21	1,120	1,137
[5]	Danske Bank A/S	5.000%	01/12/22	610	640
[5]	Danske Bank A/S	3.875%	09/12/23	1,220	1,310
[5]	Danske Bank A/S	5.375%	01/12/24	795	893
[5]	Danske Bank A/S	1.621%	09/11/26	855	848
	Deutsche Bank AG	4.250%	10/14/21	815	838
[5]	DNB Boligkreditt AS	2.500%	03/28/22	1,315	1,354
[5]	Equitable Financial Life Global Funding	1.400%	07/7/25	370	379
[5]	Equitable Financial Life Global Funding	1.400%	08/27/27	535	536

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fifth Third Bancorp	2.550%	05/5/27	425	456
	Fifth Third Bank NA	2.875%	10/1/21	425	435
	Fifth Third Bank NA	3.850%	03/15/26	830	947
[5]	Five Corners Funding Trust	4.419%	11/15/23	210	233
	Goldman Sachs Group Inc.	5.250%	07/27/21	865	900
	Goldman Sachs Group Inc.	5.750%	01/24/22	360	384
	Goldman Sachs Group Inc.	2.876%	10/31/22	1,795	1,837
	Goldman Sachs Group Inc.	3.625%	01/22/23	1,980	2,114
	Goldman Sachs Group Inc.	3.272%	09/29/25	1,205	1,304
	Goldman Sachs Group Inc.	3.500%	11/16/26	2,000	2,210
	Goldman Sachs Group Inc.	3.850%	01/26/27	740	830
	Goldman Sachs Group Inc.	3.691%	06/5/28	810	908
	Goldman Sachs Group Inc.	3.814%	04/23/29	3,065	3,489
	Goldman Sachs Group Inc.	4.223%	05/1/29	2,630	3,067
	Goldman Sachs Group Inc.	6.750%	10/1/37	835	1,208
[5]	HSBC Bank plc	4.750%	01/19/21	1,700	1,721
	HSBC Holdings plc	4.000%	03/30/22	2,395	2,511
	HSBC Holdings plc	3.600%	05/25/23	1,600	1,707
	HSBC Holdings plc	4.041%	03/13/28	890	982
	HSBC Holdings plc	4.583%	06/19/29	1,675	1,924
	HSBC Holdings plc	2.357%	08/18/31	900	889
	HSBC Holdings plc	6.500%	05/2/36	1,000	1,345
	HSBC Holdings plc	6.100%	01/14/42	375	538
	HSBC Holdings plc	5.250%	03/14/44	440	556
[6]	HSBC Holdings plc, 3M USD LIBOR + 1.000%	1.270%	05/18/24	730	730
	HSBC USA Inc.	3.500%	06/23/24	620	665
	Huntington Bancshares Inc.	3.150%	03/14/21	800	808
	ING Groep NV	3.150%	03/29/22	365	379
	ING Groep NV	3.950%	03/29/27	2,695	3,080
	Intercontinental Exchange Inc.	2.650%	09/15/40	170	169
	Intercontinental Exchange Inc.	3.000%	06/15/50	465	488
	Intercontinental Exchange Inc.	3.000%	09/15/60	850	859
	JPMorgan Chase & Co.	3.375%	05/1/23	875	927
	JPMorgan Chase & Co.	3.875%	02/1/24	800	883
	JPMorgan Chase & Co.	3.900%	07/15/25	2,270	2,559
	JPMorgan Chase & Co.	4.125%	12/15/26	765	890
	JPMorgan Chase & Co.	4.250%	10/1/27	2,295	2,669
	JPMorgan Chase & Co.	4.452%	12/5/29	2,100	2,524
	JPMorgan Chase & Co.	3.702%	05/6/30	2,525	2,896
	JPMorgan Chase & Co.	3.109%	04/22/41	835	911
	JPMorgan Chase & Co.	5.400%	01/6/42	750	1,074
	JPMorgan Chase & Co.	3.964%	11/15/48	6,150	7,453
	JPMorgan Chase & Co.	3.109%	04/22/51	845	898
[5]	Liberty Mutual Group Inc.	4.250%	06/15/23	80	88
[5]	Liberty Mutual Group Inc.	4.569%	02/1/29	280	338
	Loews Corp.	2.625%	05/15/23	440	462
[5]	Macquarie Group Ltd.	4.150%	03/27/24	1,375	1,474
	Manufacturers & Traders Trust Co.	2.900%	02/6/25	685	749
	Marsh & McLennan Cos. Inc.	4.375%	03/15/29	675	814
	Marsh & McLennan Cos. Inc.	4.900%	03/15/49	305	424
[5]	Massachusetts Mutual Life Insurance Co.	7.625%	11/15/23	2,000	2,284
	MetLife Inc.	3.600%	04/10/24	580	641
	MetLife Inc.	4.125%	08/13/42	145	177
	MetLife Inc.	4.875%	11/13/43	530	717
[5]	Metropolitan Life Global Funding I	3.450%	10/9/21	810	835
[5]	Metropolitan Life Global Funding I	2.650%	04/8/22	340	352
[5]	Metropolitan Life Global Funding I	3.450%	12/18/26	640	729

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Metropolitan Life Global Funding I	3.000%	09/19/27	1,165	1,290
	Mitsubishi UFJ Financial Group Inc.	2.623%	07/18/22	1,940	2,010
	Morgan Stanley	5.750%	01/25/21	1,740	1,768
	Morgan Stanley	2.500%	04/21/21	1,175	1,188
	Morgan Stanley	2.625%	11/17/21	800	820
	Morgan Stanley	2.750%	05/19/22	1,710	1,772
	Morgan Stanley	3.700%	10/23/24	750	832
	Morgan Stanley	2.720%	07/22/25	1,750	1,862
	Morgan Stanley	3.125%	07/27/26	1,345	1,485
	Morgan Stanley	6.250%	08/9/26	3,000	3,788
	Morgan Stanley	3.625%	01/20/27	1,250	1,414
	Morgan Stanley	3.772%	01/24/29	3,910	4,450
	Morgan Stanley	2.699%	01/22/31	1,105	1,175
	Morgan Stanley	4.300%	01/27/45	850	1,078
[5]	National Australia Bank Ltd.	2.332%	08/21/30	1,745	1,723
[5]	Nationwide Building Society	3.622%	04/26/23	680	705
[5]	Nationwide Financial Services Inc.	3.900%	11/30/49	1,430	1,471
[5]	Nationwide Mutual Insurance Co.	4.350%	04/30/50	1,070	1,157
[5]	NBK SPC Ltd.	2.750%	05/30/22	1,530	1,567
[5]	New York Life Global Funding	2.900%	01/17/24	810	869
[5]	New York Life Global Funding	5.875%	05/15/33	2,100	2,856
[5]	New York Life Global Funding	3.750%	05/15/50	345	385
[5]	New York Life Global Funding	4.450%	05/15/69	435	521
[5]	Northwestern Mutual Life Insurance Co.	3.850%	09/30/47	656	737
[5]	Northwestern Mutual Life Insurance Co.	3.625%	09/30/59	270	294
	PNC Bank NA	3.300%	10/30/24	460	504
	PNC Bank NA	2.950%	02/23/25	1,105	1,207
	PNC Bank NA	4.200%	11/1/25	255	294
	PNC Bank NA	3.100%	10/25/27	1,165	1,295
	PNC Bank NA	3.250%	01/22/28	1,675	1,878
	PNC Financial Services Group Inc.	3.900%	04/29/24	580	642
	PNC Financial Services Group Inc.	2.550%	01/22/30	1,625	1,765
[5]	Principal Life Global Funding II	2.500%	09/16/29	1,000	1,069
	Prudential plc	3.125%	04/14/30	645	713
	Royal Bank of Canada	2.750%	02/1/22	1,195	1,234
	Santander Holdings USA Inc.	3.700%	03/28/22	915	947
	Santander Holdings USA Inc.	3.400%	01/18/23	605	633
[5]	Societe Generale SA	3.250%	01/12/22	1,015	1,044
[5]	Standard Chartered plc	2.744%	09/10/22	2,030	2,059
	State Street Corp.	2.653%	05/15/23	840	869
	Svenska Handelsbanken AB	1.875%	09/7/21	1,050	1,065
	Synchrony Bank	3.650%	05/24/21	1,290	1,309
[5]	Teachers Insurance & Annuity Association of America	4.900%	09/15/44	875	1,093
[5]	Teachers Insurance & Annuity Association of America	4.270%	05/15/47	1,145	1,338
[5]	Temasek Financial I Ltd.	2.375%	01/23/23	1,130	1,177
[5]	Temasek Financial I Ltd.	3.625%	08/1/28	1,025	1,213
	Temasek Financial I Ltd.	2.250%	04/6/51	1,150	1,127
	Temasek Financial I Ltd.	2.500%	10/6/70	670	656
	Toronto-Dominion Bank	2.500%	12/14/20	985	989
[5]	Toronto-Dominion Bank	2.500%	01/18/23	2,100	2,157
	Truist Bank	2.625%	01/15/22	1,250	1,283
	Truist Bank	3.300%	05/15/26	340	381
	Truist Financial Corp.	3.200%	09/3/21	665	681
	Truist Financial Corp.	2.750%	04/1/22	1,700	1,755
	Truist Financial Corp.	3.700%	06/5/25	1,385	1,567
	Truist Financial Corp.	1.950%	06/5/30	795	818

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	U.S. Bancorp	3.700%	01/30/24	1,560	1,717
[5]	UBS Group AG	2.650%	02/1/22	1,250	1,285
[5]	UBS Group AG	3.126%	08/13/30	555	615
	Wachovia Corp.	7.500%	04/15/35	1,000	1,494
	Wells Fargo & Co.	3.500%	03/8/22	640	668
	Wells Fargo & Co.	3.069%	01/24/23	195	201
	Wells Fargo & Co.	3.450%	02/13/23	735	779
	Wells Fargo & Co.	4.480%	01/16/24	1,199	1,326
	Wells Fargo & Co.	3.750%	01/24/24	1,560	1,692
	Wells Fargo & Co.	3.000%	02/19/25	890	960
	Wells Fargo & Co.	3.550%	09/29/25	860	956
	Wells Fargo & Co.	3.000%	04/22/26	1,045	1,136
	Wells Fargo & Co.	4.100%	06/3/26	340	382
	Wells Fargo & Co.	3.000%	10/23/26	170	186
	Wells Fargo & Co.	3.196%	06/17/27	1,705	1,861
	Wells Fargo & Co.	2.879%	10/30/30	435	464
	Wells Fargo & Co.	2.572%	02/11/31	2,235	2,333
	Wells Fargo & Co.	5.606%	01/15/44	2,276	3,088
	Wells Fargo & Co.	4.900%	11/17/45	515	651
	Wells Fargo & Co.	4.750%	12/7/46	2,070	2,582
					261,438
Health Care (2.9%)
[5]	AbbVie Inc.	4.875%	02/15/21	268	269
[5]	AbbVie Inc.	3.450%	03/15/22	450	467
[5]	AbbVie Inc.	3.800%	03/15/25	575	640
[5]	AbbVie Inc.	4.050%	11/21/39	590	672
[5]	AbbVie Inc.	4.850%	06/15/44	450	554
	AbbVie Inc.	4.450%	05/14/46	1,010	1,201
	Advocate Health & Hospitals Corp.	2.211%	06/15/30	360	375
	Advocate Health & Hospitals Corp.	3.008%	06/15/50	540	573
	Aetna Inc.	2.800%	06/15/23	680	715
[5]	Alcon Finance Corp.	2.750%	09/23/26	200	216
[5]	Alcon Finance Corp.	2.600%	05/27/30	200	211
[5]	Alcon Finance Corp.	3.800%	09/23/49	800	894
	Amgen Inc.	2.300%	02/25/31	1,575	1,638
	Amgen Inc.	3.150%	02/21/40	1,075	1,129
	Amgen Inc.	5.150%	11/15/41	311	412
[5]	Amgen Inc.	2.770%	09/1/53	430	414
	Anthem Inc.	3.300%	01/15/23	1,100	1,165
	Anthem Inc.	3.650%	12/1/27	750	851
	Anthem Inc.	4.101%	03/1/28	1,140	1,323
	Anthem Inc.	4.650%	08/15/44	92	115
	Ascension Health	2.532%	11/15/29	1,405	1,520
	Ascension Health	4.847%	11/15/53	55	79
	AstraZeneca plc	2.375%	11/16/20	1,180	1,183
	AstraZeneca plc	4.000%	01/17/29	2,345	2,779
	AstraZeneca plc	6.450%	09/15/37	615	929
[5]	Bayer US Finance II LLC	4.250%	12/15/25	1,100	1,257
[5]	Bayer US Finance LLC	3.000%	10/8/21	1,980	2,029
[5]	Bayer US Finance LLC	3.375%	10/8/24	815	887
	Bon Secours Mercy Health Inc.	3.464%	06/1/30	590	666
	Boston Scientific Corp.	4.000%	03/1/29	195	226
	Bristol-Myers Squibb Co.	3.550%	08/15/22	662	700
	Bristol-Myers Squibb Co.	2.750%	02/15/23	138	145
	Bristol-Myers Squibb Co.	3.250%	02/20/23	239	255
	Bristol-Myers Squibb Co.	4.000%	08/15/23	45	49
	Bristol-Myers Squibb Co.	3.400%	07/26/29	885	1,033
	Bristol-Myers Squibb Co.	4.125%	06/15/39	505	638

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	4.550%	02/20/48	217	293
	Bristol-Myers Squibb Co.	4.250%	10/26/49	1,473	1,931
	Children's Hospital Corp.	2.585%	02/1/50	160	160
	Cigna Corp.	3.250%	04/15/25	880	968
	Cigna Corp.	4.375%	10/15/28	515	609
	Cigna Corp.	4.800%	08/15/38	730	905
	Cigna Corp.	3.200%	03/15/40	155	163
	CommonSpirit Health	2.950%	11/1/22	535	559
	CommonSpirit Health	4.200%	08/1/23	535	577
	CommonSpirit Health	2.760%	10/1/24	860	899
	CommonSpirit Health	3.347%	10/1/29	1,245	1,318
	CommonSpirit Health	4.350%	11/1/42	536	581
	CommonSpirit Health	4.187%	10/1/49	1,275	1,353
	Cottage Health Obligated Group	3.304%	11/1/49	470	520
	CVS Health Corp.	2.750%	12/1/22	965	1,005
	CVS Health Corp.	4.300%	03/25/28	194	227
	CVS Health Corp.	4.875%	07/20/35	315	398
	CVS Health Corp.	4.125%	04/1/40	430	490
	CVS Health Corp.	5.125%	07/20/45	855	1,073
	Dignity Health	3.812%	11/1/24	560	584
	Eli Lilly and Co.	4.150%	03/15/59	80	104
[5]	EMD Finance LLC	2.950%	03/19/22	605	623
	Gilead Sciences Inc.	3.700%	04/1/24	1,010	1,106
	Gilead Sciences Inc.	3.500%	02/1/25	560	619
	Gilead Sciences Inc.	4.500%	02/1/45	940	1,174
	Gilead Sciences Inc.	4.750%	03/1/46	600	776
	GlaxoSmithKline Capital Inc.	2.800%	03/18/23	385	407
	GlaxoSmithKline Capital Inc.	5.375%	04/15/34	2,000	2,842
	HCA Inc.	5.125%	06/15/39	150	181
	Kaiser Foundation Hospitals	3.500%	04/1/22	285	298
	Kaiser Foundation Hospitals	3.150%	05/1/27	380	426
	Kaiser Foundation Hospitals	4.875%	04/1/42	365	499
	Medtronic Inc.	3.150%	03/15/22	664	691
	Medtronic Inc.	3.500%	03/15/25	566	638
	Memorial Sloan-Kettering Cancer Center	2.955%	01/1/50	590	629
	Memorial Sloan-Kettering Cancer Center	4.125%	07/1/52	310	400
	Memorial Sloan-Kettering Cancer Center	4.200%	07/1/55	280	374
	Merck & Co. Inc.	2.800%	05/18/23	370	393
	Merck & Co. Inc.	2.750%	02/10/25	1,210	1,314
	Merck & Co. Inc.	3.400%	03/7/29	1,470	1,710
	Merck & Co. Inc.	4.150%	05/18/43	760	963
	Merck & Co. Inc.	4.000%	03/7/49	1,915	2,411
	Mercy Health	4.302%	07/1/28	570	650
	Novartis Capital Corp.	3.400%	05/6/24	415	458
	Novartis Capital Corp.	4.400%	05/6/44	640	859
	Partners Healthcare System Inc.	3.192%	07/1/49	935	1,008
	Partners Healthcare System Inc.	3.342%	07/1/60	955	1,053
	Pfizer Inc.	3.000%	06/15/23	755	806
	Pfizer Inc.	3.000%	12/15/26	725	817
	Pfizer Inc.	3.450%	03/15/29	2,165	2,531
	Pfizer Inc.	4.100%	09/15/38	1,505	1,869
	Pfizer Inc.	2.550%	05/28/40	275	284
	Pfizer Inc.	2.700%	05/28/50	305	317
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	390	423
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	985	1,048

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	325	390
[5]	Roche Holdings Inc.	2.375%	01/28/27	1,650	1,777
[5]	Royalty Pharma plc	3.300%	09/2/40	425	416
[5]	Royalty Pharma plc	3.550%	09/2/50	490	468
	Rush Obligated Group	3.922%	11/15/29	330	383
	Sanofi	4.000%	03/29/21	1,130	1,151
	SSM Health Care Corp.	3.823%	06/1/27	940	1,032
[7]	Toledo Hospital	5.750%	11/15/38	560	653
	UnitedHealth Group Inc.	3.875%	10/15/20	601	602
	UnitedHealth Group Inc.	2.875%	03/15/22	27	28
	UnitedHealth Group Inc.	2.875%	03/15/23	1,175	1,244
	UnitedHealth Group Inc.	3.100%	03/15/26	430	480
	UnitedHealth Group Inc.	3.850%	06/15/28	1,190	1,399
	UnitedHealth Group Inc.	2.000%	05/15/30	275	287
	UnitedHealth Group Inc.	4.625%	07/15/35	240	314
	UnitedHealth Group Inc.	2.750%	05/15/40	310	324
	UnitedHealth Group Inc.	4.250%	03/15/43	1,600	2,003
	UnitedHealth Group Inc.	4.750%	07/15/45	592	797
	UnitedHealth Group Inc.	4.200%	01/15/47	215	272
	UnitedHealth Group Inc.	4.250%	06/15/48	880	1,099
	UnitedHealth Group Inc.	4.450%	12/15/48	140	184
	UnitedHealth Group Inc.	3.700%	08/15/49	675	805
	UnitedHealth Group Inc.	2.900%	05/15/50	1,253	1,303
	UnitedHealth Group Inc.	3.875%	08/15/59	115	140
[5]	Upjohn Inc.	3.850%	06/22/40	530	573
[5]	Upjohn Inc.	4.000%	06/22/50	710	752
					92,399
Industrials (1.2%)
[5]	BAE Systems Holdings Inc.	2.850%	12/15/20	160	160
[5]	BAE Systems Holdings Inc.	3.850%	12/15/25	1,085	1,224
[5]	BAE Systems plc	3.400%	04/15/30	215	241
	Boeing Co.	2.700%	02/1/27	495	482
	Boeing Co.	3.850%	11/1/48	388	348
	Burlington Northern Santa Fe LLC	3.000%	03/15/23	565	597
	Burlington Northern Santa Fe LLC	3.850%	09/1/23	1,630	1,777
	Burlington Northern Santa Fe LLC	4.550%	09/1/44	250	325
	Burlington Northern Santa Fe LLC	4.150%	04/1/45	415	520
	Burlington Northern Santa Fe LLC	4.050%	06/15/48	60	75
	Burlington Northern Santa Fe LLC	3.050%	02/15/51	405	439
	Canadian National Railway Co.	2.450%	05/1/50	205	207
[5]	Carrier Global Corp.	2.722%	02/15/30	448	468
	Caterpillar Inc.	3.900%	05/27/21	590	604
	Caterpillar Inc.	2.600%	06/26/22	705	728
	Caterpillar Inc.	3.400%	05/15/24	810	885
	Continental Airlines Class A Series 2007-1 Pass Through Trust	5.983%	04/19/22	571	552
	CSX Corp.	4.300%	03/1/48	445	554
	CSX Corp.	3.350%	09/15/49	235	259
	Federal Express Corp. 1998 Pass Through Trust	6.720%	07/15/23	216	223
	FedEx Corp.	2.700%	04/15/23	255	268
	FedEx Corp.	4.100%	02/1/45	130	147
	FedEx Corp.	4.750%	11/15/45	361	446
	FedEx Corp.	4.550%	04/1/46	178	215
	FedEx Corp.	4.050%	02/15/48	48	55
	FedEx Corp.	4.950%	10/17/48	333	423
	General Electric Co.	3.100%	01/9/23	360	378

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Tool Works Inc.	3.500%	03/1/24	1,295	1,421
	John Deere Capital Corp.	3.450%	03/13/25	1,200	1,346
	Kansas City Southern	4.950%	08/15/45	480	536
	Lockheed Martin Corp.	2.900%	03/1/25	610	666
	Lockheed Martin Corp.	1.850%	06/15/30	60	62
	Lockheed Martin Corp.	4.500%	05/15/36	211	271
	Lockheed Martin Corp.	4.700%	05/15/46	376	511
	Lockheed Martin Corp.	2.800%	06/15/50	265	276
	Lockheed Martin Corp.	4.090%	09/15/52	144	184
	Otis Worldwide Corp.	2.565%	02/15/30	225	241
	Otis Worldwide Corp.	3.112%	02/15/40	510	542
	Otis Worldwide Corp.	3.362%	02/15/50	890	976
	Parker-Hannifin Corp.	3.250%	06/14/29	270	302
	Parker-Hannifin Corp.	4.450%	11/21/44	450	556
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	07/1/24	465	504
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	11/1/24	385	409
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	03/10/25	1,435	1,591
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.450%	01/29/26	925	1,058
	Raytheon Technologies Corp.	4.125%	11/16/28	1,125	1,331
	Raytheon Technologies Corp.	6.050%	06/1/36	675	950
	Raytheon Technologies Corp.	4.450%	11/16/38	275	338
	Raytheon Technologies Corp.	4.500%	06/1/42	787	989
	Raytheon Technologies Corp.	3.750%	11/1/46	163	186
[5]	Siemens Financieringsmaatschappij NV	2.900%	05/27/22	1,050	1,092
[5]	Siemens Financieringsmaatschappij NV	3.125%	03/16/24	1,680	1,816
[5]	Siemens Financieringsmaatschappij NV	4.400%	05/27/45	800	1,052
	Southwest Airlines Co. Series 2007-1 Pass Through Trust	6.150%	08/1/22	157	156
	Stanley Black & Decker Inc.	4.850%	11/15/48	685	963
	Union Pacific Corp.	3.700%	03/1/29	505	586
	Union Pacific Corp.	3.250%	02/5/50	900	989
	Union Pacific Corp.	3.799%	10/1/51	666	787
	Union Pacific Corp.	3.839%	03/20/60	285	329
[5]	Union Pacific Corp.	2.973%	09/16/62	625	611
	Union Pacific Corp.	3.750%	02/5/70	335	378
	United Airlines Class B Series 2018-1 Pass Through Trust	4.600%	09/1/27	177	140
	United Parcel Service Inc.	2.450%	10/1/22	425	444
					37,189
Materials (0.0%)
	International Paper Co.	4.350%	08/15/48	1,255	1,525
Real Estate (0.4%)
	American Tower Corp.	5.000%	02/15/24	80	90
	American Tower Corp.	4.400%	02/15/26	450	515
	American Tower Corp.	3.800%	08/15/29	981	1,122
	Boston Properties LP	3.125%	09/1/23	355	375
	Boston Properties LP	3.800%	02/1/24	45	49
	Crown Castle International Corp.	3.650%	09/1/27	285	319
	Crown Castle International Corp.	3.800%	02/15/28	235	265
	Equinix Inc.	3.000%	07/15/50	1,020	1,011
	Healthpeak Properties Inc.	3.000%	01/15/30	930	1,003
	Realty Income Corp.	4.650%	08/1/23	640	708
	Realty Income Corp.	3.250%	01/15/31	380	419
[5]	SBA Tower Trust	3.168%	04/9/47	1,330	1,344

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	SBA Tower Trust	3.448%	03/15/48	705	743
[5]	SBA Tower Trust	2.836%	01/15/50	725	763
[5]	SBA Tower Trust	1.884%	07/15/50	265	268
[5]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	05/28/30	695	777
	Simon Property Group LP	3.750%	02/1/24	90	97
	Simon Property Group LP	3.375%	10/1/24	275	297
	Simon Property Group LP	2.450%	09/13/29	1,160	1,148
	VEREIT Operating Partnership LP	3.400%	01/15/28	210	219
[5]	WEA Finance LLC	4.125%	09/20/28	565	582
[5]	WEA Finance LLC	4.625%	09/20/48	705	684
					12,798
Technology (2.1%)
	Apple Inc.	3.000%	02/9/24	620	668
	Apple Inc.	3.450%	05/6/24	1,000	1,102
	Apple Inc.	2.850%	05/11/24	1,225	1,319
	Apple Inc.	2.750%	01/13/25	590	640
	Apple Inc.	3.250%	02/23/26	1,020	1,147
	Apple Inc.	2.450%	08/4/26	1,170	1,275
	Apple Inc.	3.350%	02/9/27	1,545	1,762
	Apple Inc.	3.200%	05/11/27	1,065	1,209
	Apple Inc.	2.900%	09/12/27	2,250	2,525
	Apple Inc.	3.850%	05/4/43	430	535
	Apple Inc.	4.450%	05/6/44	120	161
	Apple Inc.	3.850%	08/4/46	985	1,221
	Apple Inc.	2.650%	05/11/50	640	664
	Apple Inc.	2.550%	08/20/60	1,425	1,408
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	01/15/27	305	338
	Broadcom Inc.	4.250%	04/15/26	170	192
	Broadcom Inc.	4.110%	09/15/28	1,452	1,624
	Broadcom Inc.	4.150%	11/15/30	130	146
	Cisco Systems Inc.	2.500%	09/20/26	431	472
	Global Payments Inc.	2.900%	05/15/30	535	572
	Intel Corp.	2.875%	05/11/24	800	864
	Intel Corp.	4.100%	05/19/46	1,360	1,697
	International Business Machines Corp.	3.375%	08/1/23	1,750	1,892
	International Business Machines Corp.	3.000%	05/15/24	2,500	2,708
	International Business Machines Corp.	3.300%	05/15/26	4,500	5,070
	International Business Machines Corp.	3.500%	05/15/29	2,975	3,439
	International Business Machines Corp.	5.875%	11/29/32	1,010	1,473
	International Business Machines Corp.	2.850%	05/15/40	490	520
	International Business Machines Corp.	2.950%	05/15/50	195	200
	Microsoft Corp.	2.875%	02/6/24	975	1,048
	Microsoft Corp.	2.700%	02/12/25	760	825
	Microsoft Corp.	3.125%	11/3/25	435	486
	Microsoft Corp.	2.400%	08/8/26	1,890	2,058
	Microsoft Corp.	3.500%	02/12/35	605	743
	Microsoft Corp.	3.450%	08/8/36	1,725	2,086
	Microsoft Corp.	4.100%	02/6/37	769	998
	Microsoft Corp.	3.700%	08/8/46	1,615	2,019
	Microsoft Corp.	2.525%	06/1/50	3,336	3,476
	Oracle Corp.	2.800%	07/8/21	375	382
	Oracle Corp.	2.500%	05/15/22	1,210	1,247
	Oracle Corp.	2.950%	11/15/24	2,190	2,378
	Oracle Corp.	2.950%	05/15/25	355	386
	Oracle Corp.	3.250%	11/15/27	3,065	3,462
	Oracle Corp.	4.000%	11/15/47	895	1,059

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	3.600%	04/1/50	1,565	1,748
	Oracle Corp.	3.850%	04/1/60	540	632
[5]	QUALCOMM Inc.	1.300%	05/20/28	744	739
	QUALCOMM Inc.	2.150%	05/20/30	1,075	1,122
[5]	QUALCOMM Inc.	1.650%	05/20/32	1,112	1,101
	QUALCOMM Inc.	3.250%	05/20/50	385	429
					65,267
Utilities (3.4%)
	AEP Texas Inc.	4.150%	05/1/49	145	174
	AEP Texas Inc.	3.450%	01/15/50	380	414
	Alabama Power Co.	5.200%	06/1/41	120	158
	Alabama Power Co.	4.100%	01/15/42	215	251
	Alabama Power Co.	3.750%	03/1/45	630	741
	Alabama Power Co.	4.300%	07/15/48	775	991
	Ameren Illinois Co.	3.800%	05/15/28	590	688
	Ameren Illinois Co.	6.125%	12/15/28	1,000	1,243
	Ameren Illinois Co.	3.700%	12/1/47	140	167
	American Water Capital Corp.	2.950%	09/1/27	540	596
	American Water Capital Corp.	3.750%	09/1/47	45	53
	American Water Capital Corp.	4.200%	09/1/48	845	1,055
	American Water Capital Corp.	4.150%	06/1/49	25	31
	American Water Capital Corp.	3.450%	05/1/50	95	107
	Arizona Public Service Co.	3.350%	05/15/50	410	450
	Baltimore Gas and Electric Co.	2.900%	06/15/50	238	243
	Berkshire Hathaway Energy Co.	6.125%	04/1/36	1,135	1,622
	Berkshire Hathaway Energy Co.	5.950%	05/15/37	25	36
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,490	2,021
[5]	Berkshire Hathaway Energy Co.	4.250%	10/15/50	115	144
[5]	Boston Gas Co.	3.150%	08/1/27	140	155
[5]	Brooklyn Union Gas Co.	3.407%	03/10/26	95	106
[5]	Brooklyn Union Gas Co.	4.273%	03/15/48	1,720	2,143
	CenterPoint Energy Houston Electric LLC	4.250%	02/1/49	195	253
	CenterPoint Energy Resources Corp.	4.500%	01/15/21	105	105
	CenterPoint Energy Resources Corp.	4.000%	04/1/28	1,369	1,548
	Cleco Corporate Holdings LLC	3.743%	05/1/26	1,850	1,967
	Cleco Corporate Holdings LLC	3.375%	09/15/29	405	412
	Commonwealth Edison Co.	2.950%	08/15/27	645	718
	Commonwealth Edison Co.	4.350%	11/15/45	375	480
	Commonwealth Edison Co.	3.650%	06/15/46	175	207
	Commonwealth Edison Co.	4.000%	03/1/48	480	590
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	980	1,240
	Consolidated Edison Co. of New York Inc.	3.850%	06/15/46	76	89
	Consolidated Edison Co. of New York Inc.	3.950%	04/1/50	50	61
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,835	2,416
	Consolidated Edison Co. of New York Inc.	4.500%	05/15/58	630	826
	Delmarva Power & Light Co.	3.500%	11/15/23	305	331
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	470	506
	Dominion Energy Gas Holdings LLC	3.000%	11/15/29	585	644
	Dominion Energy Gas Holdings LLC	4.800%	11/1/43	125	156
	Dominion Energy Gas Holdings LLC	4.600%	12/15/44	1,603	1,997
	Dominion Energy Inc.	2.715%	08/15/21	450	458
[5]	Dominion Energy Inc.	2.450%	01/15/23	3,240	3,375
	Dominion Energy Inc.	5.250%	08/1/33	1,000	1,274

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dominion Energy Inc.	4.600%	03/15/49	760	1,001
	Dominion Energy South Carolina Inc.	6.625%	02/1/32	138	198
	Dominion Energy South Carolina Inc.	5.300%	05/15/33	44	59
	Dominion Energy South Carolina Inc.	5.450%	02/1/41	95	132
	Dominion Energy South Carolina Inc.	4.600%	06/15/43	202	263
	DTE Energy Co.	3.800%	03/15/27	250	280
	Duke Energy Carolinas LLC	6.100%	06/1/37	391	574
	Duke Energy Carolinas LLC	3.700%	12/1/47	470	562
	Duke Energy Corp.	2.650%	09/1/26	315	341
	Duke Energy Corp.	3.400%	06/15/29	350	394
	Duke Energy Corp.	4.800%	12/15/45	1,200	1,527
	Duke Energy Corp.	3.750%	09/1/46	265	302
	Duke Energy Florida LLC	6.350%	09/15/37	200	304
	Duke Energy Progress LLC	6.300%	04/1/38	365	551
	Duke Energy Progress LLC	4.100%	03/15/43	118	145
	Duke Energy Progress LLC	4.200%	08/15/45	2,045	2,557
[5]	East Ohio Gas Co.	2.000%	06/15/30	325	337
[5]	East Ohio Gas Co.	3.000%	06/15/50	475	494
[5]	Electricite de France SA	4.875%	09/21/38	2,200	2,788
[5]	Electricite de France SA	4.875%	01/22/44	50	60
[5]	Electricite de France SA	4.950%	10/13/45	400	488
	Emera U.S. Finance LP	3.550%	06/15/26	965	1,076
	Entergy Louisiana LLC	3.120%	09/1/27	410	456
	Evergy Inc.	2.450%	09/15/24	425	449
	Evergy Inc.	2.900%	09/15/29	600	644
	Evergy Kansas Central Inc.	3.250%	09/1/49	630	694
	Evergy Metro Inc.	2.250%	06/1/30	205	217
	Evergy Metro Inc.	4.200%	03/15/48	137	169
	Eversource Energy	2.900%	10/1/24	690	746
	Eversource Energy	3.150%	01/15/25	110	120
	Eversource Energy	3.300%	01/15/28	400	447
	Florida Power & Light Co.	5.650%	02/1/35	1,000	1,418
	Florida Power & Light Co.	4.950%	06/1/35	1,000	1,380
	Florida Power & Light Co.	5.950%	02/1/38	785	1,162
	Florida Power & Light Co.	5.690%	03/1/40	675	997
	Florida Power & Light Co.	3.700%	12/1/47	480	583
	Fortis Inc.	3.055%	10/4/26	1,195	1,304
	Georgia Power Co.	5.400%	06/1/40	205	259
	Georgia Power Co.	4.750%	09/1/40	988	1,202
	Georgia Power Co.	4.300%	03/15/42	1,076	1,280
	Georgia Power Co.	3.700%	01/30/50	170	190
	Indiana Michigan Power Co.	4.250%	08/15/48	415	517
[5]	Infraestructura Energetica Nova SAB de CV	4.875%	01/14/48	455	437
[5]	KeySpan Gas East Corp.	2.742%	08/15/26	670	738
[5]	Massachusetts Electric Co.	5.900%	11/15/39	585	840
[5]	Metropolitan Edison Co.	4.300%	01/15/29	199	235
	MidAmerican Energy Co.	4.250%	05/1/46	45	57
	MidAmerican Energy Co.	4.250%	07/15/49	315	408
	MidAmerican Energy Co.	3.150%	04/15/50	1,390	1,538
[5]	Mid-Atlantic Interstate Transmission LLC	4.100%	05/15/28	195	221
[5]	Monongahela Power Co.	5.400%	12/15/43	135	187
	National Rural Utilities Cooperative Finance Corp.	2.950%	02/7/24	415	444
	National Rural Utilities Cooperative Finance Corp.	2.850%	01/27/25	1,040	1,132
	Nevada Power Co.	3.125%	08/1/50	380	409
	NextEra Energy Capital Holdings Inc.	2.403%	09/1/21	1,295	1,320

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NextEra Energy Capital Holdings Inc.	3.250%	04/1/26	260	291
	NextEra Energy Capital Holdings Inc.	3.550%	05/1/27	880	998
	NextEra Energy Capital Holdings Inc.	3.500%	04/1/29	390	446
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	590	637
	NextEra Energy Capital Holdings Inc.	2.250%	06/1/30	1,185	1,226
[5]	Niagara Mohawk Power Corp.	4.278%	12/15/28	1,000	1,204
[5]	Niagara Mohawk Power Corp.	3.025%	06/27/50	540	570
	NiSource Inc.	5.250%	02/15/43	390	512
	NiSource Inc.	4.800%	02/15/44	270	338
	Northern States Power Co.	6.250%	06/1/36	2,000	2,937
[5]	Oglethorpe Power Corp.	6.191%	01/1/31	1,065	1,274
	Oglethorpe Power Corp.	5.950%	11/1/39	170	216
	Oglethorpe Power Corp.	4.550%	06/1/44	50	54
	Oglethorpe Power Corp.	4.250%	04/1/46	537	570
	Oglethorpe Power Corp.	5.050%	10/1/48	80	94
[5]	Oglethorpe Power Corp.	3.750%	08/1/50	250	248
	Oglethorpe Power Corp.	5.250%	09/1/50	630	749
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	96
	PacifiCorp	6.250%	10/15/37	2,000	2,883
	PacifiCorp	4.150%	02/15/50	345	431
	Potomac Electric Power Co.	3.050%	04/1/22	460	478
	Potomac Electric Power Co.	6.500%	11/15/37	750	1,107
	San Diego Gas & Electric Co.	6.000%	06/1/26	600	734
	San Diego Gas & Electric Co.	3.750%	06/1/47	160	183
	San Diego Gas & Electric Co.	4.150%	05/15/48	545	664
	Sempra Energy	2.875%	10/1/22	750	778
	Sempra Energy	3.250%	06/15/27	1,095	1,201
	Sempra Energy	6.000%	10/15/39	600	827
	Sierra Pacific Power Co.	3.375%	08/15/23	850	916
	Sierra Pacific Power Co.	2.600%	05/1/26	221	241
	Southern California Edison Co.	2.400%	02/1/22	170	174
	Southern California Edison Co.	3.700%	08/1/25	90	100
	Southern California Edison Co.	6.000%	01/15/34	1,000	1,329
	Southern California Edison Co.	5.550%	01/15/37	2,250	2,830
	Southern California Edison Co.	6.050%	03/15/39	55	71
	Southern California Edison Co.	4.000%	04/1/47	195	209
	Southern California Edison Co.	4.125%	03/1/48	645	703
	Southern California Edison Co.	3.650%	02/1/50	155	159
	Southern California Gas Co.	2.600%	06/15/26	820	885
	Southern Co.	2.950%	07/1/23	1,280	1,357
	Southern Co.	4.400%	07/1/46	755	893
	Southwest Gas Corp.	2.200%	06/15/30	230	240
	Southwestern Electric Power Co.	6.200%	03/15/40	400	548
	Southwestern Public Service Co.	3.700%	08/15/47	102	118
[5]	State Grid Overseas Investment 2016 Ltd	2.750%	05/4/22	1,550	1,592
[5]	State Grid Overseas Investment 2016 Ltd	3.500%	05/4/27	775	864
	Union Electric Co.	4.000%	04/1/48	423	523
	Virginia Electric and Power Co.	2.750%	03/15/23	690	722
	Virginia Electric and Power Co.	3.500%	03/15/27	435	496
	Wisconsin Electric Power Co.	5.700%	12/1/36	690	981
					107,572
Total Corporate Bonds (Cost $684,776)					768,663
Sovereign Bonds (0.4%)
[5]	Government of Bermuda	2.375%	08/20/30	200	203
[5]	Government of Bermuda	3.375%	08/20/50	200	202
	International Bank for Reconstruction & Development	4.750%	02/15/35	2,000	2,943

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Kingdom of Saudi Arabia	2.875%	03/4/23	930	970
	Republic of Colombia	4.000%	02/26/24	970	1,034
[5]	State of Qatar	2.375%	06/2/21	1,590	1,606
[5]	State of Qatar	3.875%	04/23/23	1,985	2,127
[5]	State of Qatar	5.103%	04/23/48	820	1,128
[5]	State of Qatar	4.400%	04/16/50	430	549
Total Sovereign Bonds (Cost $9,143)					10,762
Taxable Municipal Bonds (2.0%)
	Atlanta Downtown Development Authority Lease (Abatement) Revenue (Atlanta Federal Center Project)	6.875%	02/1/21	65	66
	Bay Area Toll Authority Highway Revenue	2.574%	04/1/31	450	488
	Bay Area Toll Authority Highway Revenue	6.263%	04/1/49	60	102
	Bay Area Toll Authority Highway Revenue	7.043%	04/1/50	905	1,623
	Broward FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/43	300	306
	California GO	7.500%	04/1/34	155	258
	California GO	7.350%	11/1/39	1,550	2,561
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.845%	01/1/38	530	532
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	01/1/40	155	231
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/40	550	754
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.899%	12/1/40	825	1,177
	Chicago Transit Authority Sales Tax Revenue	6.899%	12/1/40	1,780	2,539
	Commonwealth of Massachusetts GO	2.514%	07/1/41	270	271
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	425	655
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	220	223
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	2.919%	11/1/50	215	214
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	01/15/49	155	165
[7]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	01/15/53	1,170	1,251
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	04/1/57	1,958	2,916
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	04/1/57	306	463
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/42	1,015	1,475
	Grand Parkway Transportation Corp. Texas System Highway Revenue	3.236%	10/1/52	930	967
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	3.056%	07/1/39	250	268
	Houston TX GO	6.290%	03/1/32	390	494
	Illinois GO	5.100%	06/1/33	810	819
	Illinois State Toll Highway Authority Highway Revenue	6.184%	01/1/34	750	1,082
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	01/1/38	160	172
[7]	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.501%	05/1/34	2,000	2,637
	Maryland State Transportation Authority Transit Revenue	5.888%	07/1/43	545	809

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts School Building Authority	2.950%	05/15/43	650	655
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	08/15/30	1,280	1,310
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	08/15/39	1,000	1,482
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	500	538
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	445	627
	Metropolitan Transportation Authority Miscellaneous Revenue	7.336%	11/15/39	325	521
	Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/26	60	67
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	885	1,123
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	910	994
	Metropolitan Water Reclamation District of Greater Chicago GO	5.720%	12/1/38	215	310
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	295	317
	New Jersey Turnpike Authority Highway Revenue	7.414%	01/1/40	410	695
	New Jersey Turnpike Authority Highway Revenue	7.102%	01/1/41	420	690
	New York State Dormitory Authority Income Tax Revenue	3.110%	02/15/39	640	710
	New York State Dormitory Authority Income Tax Revenue	3.190%	02/15/43	355	386
	New York State Thruway Authority Highway Revenue	2.900%	01/1/35	490	532
	New York State Thruway Authority Highway Revenue	3.500%	01/1/42	275	287
	New York State Urban Development Corp. Income Tax Revenue	2.100%	03/15/22	1,560	1,581
	North Texas Tollway Authority Highway Revenue	6.718%	01/1/49	1,140	1,964
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	655	947
[7]	Oregon School Boards Association GO	5.528%	06/30/28	2,000	2,430
	Pennsylvania State University College & University Revenue	2.790%	09/1/43	860	894
	Pennsylvania State University College & University Revenue	2.840%	09/1/50	355	366
[8]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/28	1,945	2,519
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	1.086%	07/1/23	605	614
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.859%	12/1/24	65	78
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	265	364
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	1,175	1,503
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	640	856
	Riverside CA General Fund Revenue	3.857%	06/1/45	260	280
	Riverside County CA Appropriations Revenue	3.818%	02/15/38	290	333
	Rutgers State University of New Jersey College & University Revenue	3.270%	05/1/43	350	387

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sales Tax Securitization Corp. Sales Tax Revenue	4.787%	01/1/48	965	1,223
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	07/1/27	1,035	1,050
	Texas Transportation Commission GO	2.562%	04/1/42	235	243
	Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	515	648
	University of California College & University Revenue	3.063%	07/1/25	155	171
	University of California College & University Revenue	1.316%	05/15/27	385	389
	University of California College & University Revenue	1.614%	05/15/30	645	646
	University of California College & University Revenue	4.601%	05/15/31	590	714
	University of California College & University Revenue	4.765%	05/15/44	145	161
	University of California College & University Revenue	3.931%	05/15/45	570	672
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	05/15/48	95	155
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	05/15/49	700	1,133
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	05/15/50	450	486
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	05/15/60	880	960
	University of Michigan College & University Revenue	2.437%	04/1/40	380	390
	University of Michigan College & University Revenue	2.562%	04/1/50	300	314
	University of Virginia College & University Revenue	2.256%	09/1/50	525	518
	Utility Debt Securitization Authority Electric Power & Light Revenue	3.435%	12/15/25	210	221
Total Taxable Municipal Bonds (Cost $52,517)					61,972
				Shares
Temporary Cash Investments (3.3%)
Money Market Fund (0.0%)
[9]	Vanguard Market Liquidity Fund	0.117%		13,944	14
				Face Amount ($000)
Repurchase Agreement (3.3%)
	RBS Securities Inc. (Dated 9/30/20,Repurchase Value $105,800,000, collateralized by U.S.Treasury Note/Bond 0.125%-2.875%, 7/15/23–5/15/43 and U.S. Treasury Inflation Indexed Bonds 0.125%, 7/15/26, with a value of $107,916,000)	0.060%	10/01/20	105,800	105,800

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Certificates of Deposit (0.0%)
Boeing Co.	5.566%	11/18/20	400	399
Total Temporary Cash Investments (Cost $106,211)				106,213
Total Investments (100.1%) (Cost $2,587,696)				3,163,542
Other Assets and Liabilities—Net (-0.1%)				(4,121)
Net Assets (100%)				3,159,421
Cost is in $000.
*	Non-income-producing security.
1	Securities with a value of $114,000 have been segregated as initial margin for open futures contracts.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2020.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate value was $188,030,000, representing 6.0% of net assets.
6	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2020	72	10,046	—
5-Year U.S. Treasury Note	December 2020	108	13,612	(1)
				(1)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

E. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
F. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
G.  Various inputs may be used to determine the value of the portfolio's investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments and derivatives as of September 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,866,649	180,745	—	2,047,394
Asset-Backed/Commercial Mortgage-Backed Securities	—	32,497	—	32,497
U.S. Government and Agency Obligation	—	136,041	—	136,041
Corporate Bonds	—	768,663	—	768,663
Sovereign Bonds	—	10,762	—	10,762
Taxable Municipal Bonds	—	61,972	—	61,972
Temporary Cash Investments	14	106,199	—	106,213
Total	1,866,663	1,296,879	—	3,163,542
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	9	—	—	9
1	Represents variation margin on the last day of the reporting period.